CONSOLIDATED STATEMENTS OF COMMON SHAREHOLDER'S EQUITY - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Balance at, beginning of the year at Dec. 31, 2022	$ 4,964,089	$ 0	$ 3,523,532	$ 1,465,331	$ (24,774)
Balance (in shares) at Dec. 31, 2022		200
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	53,740			53,740
Common stock dividend paid	(99,760)			(99,760)
Other comprehensive income (loss)	42,313				42,313
Capital contribution	0
Balance at, ending of the year at Dec. 31, 2023	4,960,382	$ 0	3,523,532	1,419,311	17,539
Balance (in shares) at Dec. 31, 2023		200
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	265,255			265,255
Common stock dividend paid	(175,861)			(175,861)
Other comprehensive income (loss)	25,629				25,629
Capital contribution	292,800		292,800
Balance at, ending of the year at Dec. 31, 2024	$ 5,368,205	$ 0	3,816,332	1,508,705	43,168
Balance (in shares) at Dec. 31, 2024	200	200
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 167,556			167,556
Common stock dividend paid	(19,979)			(19,979)
Other comprehensive income (loss)	(1,014)				(1,014)
Balance at, ending of the year at Mar. 31, 2025	5,514,768	$ 0	3,816,332	1,656,282	42,154
Balance (in shares) at Mar. 31, 2025		200
Balance at, beginning of the year at Dec. 31, 2024	$ 5,368,205	$ 0	3,816,332	1,508,705	43,168
Balance (in shares) at Dec. 31, 2024	200	200
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 369,368			369,368
Common stock dividend paid	(62,887)			(62,887)
Other comprehensive income (loss)	32,661				32,661
Capital contribution	0
Balance at, ending of the year at Dec. 31, 2025	$ 5,707,347	$ 0	3,816,332	1,815,186	75,829
Balance (in shares) at Dec. 31, 2025	200	200
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 222,832			222,832
Common stock dividend paid	(20,943)			(20,943)
Other comprehensive income (loss)	(550)				(550)
Balance at, ending of the year at Mar. 31, 2026	$ 5,908,686	$ 0	$ 3,816,332	$ 2,017,075	$ 75,279
Balance (in shares) at Mar. 31, 2026	200	200